Inventories	12 Months Ended
Aug. 31, 2019
Inventories [Abstract]
Inventories
7	Inventories

	As at August 31,
	2019	2018

Raw materials	$24,115	$24,561
Work in progress	1,009	869
Finished goods	12,893	13,159
	$38,017	$38,589

The cost of sales comprised almost exclusively the amount of inventory recognized as an expense during the reporting years, and amounts to $98,503,000, $116,923,000 and $127,725,000 for the years ended August 31, 2017, 2018 and 2019 respectively, including related depreciation and amortization, which are shown separately in operating expenses (note 18).

Inventory writedown amounted to $3,259,000, $2,541,000 and $3,270,000 for the years ended August 31, 2017, 2018 and 2019 respectively.